Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000014207
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,012	$ 21,379	$ 20,664	$ 20,902	$ 20,573	$ 20,013	$ 19,810	$ 19,140	$ 18,294	$ 18,971	$ 18,620	$ 17,996	$ 17,592	$ 16,924	$ 15,722	$ 16,006	$ 16,693	$ 16,759	$ 16,460	$ 15,918	$ 15,985	$ 15,852	$ 15,324	$ 15,770	$ 15,159	$ 15,675	$ 14,982	$ 14,510	$ 15,480	$ 15,982	$ 15,135	$ 15,871	$ 15,950	$ 17,014	$ 16,832	$ 17,035	$ 17,956	$ 17,487	$ 17,632	$ 16,965	$ 17,603	$ 17,342	$ 17,067	$ 16,756	$ 16,756	$ 16,034	$ 15,822	$ 15,562	$ 15,750	$ 15,328	$ 14,428	$ 14,671	$ 15,058	$ 14,456	$ 13,807	$ 13,550	$ 13,100	$ 12,032	$ 13,315	$ 13,931	$ 13,791	$ 13,556	$ 13,296	$ 13,159	$ 13,154	$ 13,080	$ 12,890	$ 12,398	$ 12,628	$ 12,290	$ 12,003	$ 11,761	$ 11,155	$ 11,787	$ 11,646	$ 12,173	$ 12,164	$ 11,953	$ 11,659	$ 11,641	$ 11,462	$ 11,412	$ 11,550	$ 11,855	$ 11,551	$ 11,410	$ 11,250	$ 11,090	$ 11,011	$ 10,962	$ 10,831	$ 10,750	$ 10,604	$ 10,507	$ 10,512	$ 10,258	$ 10,174	$ 10,054	$ 10,042	$ 10,186	$ 10,212	$ 10,248	$ 10,044	$ 9,948	$ 9,865	$ 9,865	$ 9,453	$ 9,512	$ 9,726	$ 9,832	$ 9,820	$ 9,354	$ 9,552	$ 9,889	$ 9,750	$ 9,879	$ 9,759	$ 9,747	$ 9,755	$ 9,453	$ 10,000
C000014209
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,907	20,962	20,264	20,513	20,214	19,667	19,485	18,850	18,021	18,701	18,359	17,747	17,366	16,710	15,545	15,840	16,533	16,599	16,304	15,768	15,866	15,735	15,228	15,669	15,081	15,590	14,918	14,465	15,426	15,940	15,114	15,862	15,940	17,015	16,852	17,054	17,989	17,540	17,699	17,032	17,685	17,438	17,163	16,869	16,869	16,159	15,947	15,701	15,889	15,493	14,587	14,846	15,235	14,642	14,002	13,737	13,283	12,217	13,524	14,162	14,035	13,795	13,531	13,406	13,413	13,337	13,158	12,668	12,916	12,572	12,289	12,042	11,437	12,080	11,962	12,501	12,501	12,285	11,998	11,989	11,806	11,767	11,918	12,231	11,918	11,783	11,631	11,479	11,394	11,356	11,234	11,159	11,008	10,908	10,932	10,669	10,581	10,465	10,465	10,627	10,647	10,697	10,485	10,390	10,315	10,328	9,901	9,963	10,186	10,314	10,314	9,826	10,039	10,403	10,257	10,399	10,284	10,273	10,294	9,976	10,000
C000120937
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,274,546	2,314,213	2,235,111	2,260,865	2,225,753	2,163,468	2,141,486	2,069,711	1,976,629	2,049,634	2,010,543	1,941,465	1,899,654	1,826,440	1,696,880	1,727,471	1,800,404	1,807,570	1,775,324	1,714,100	1,723,018	1,708,749	1,650,893	1,698,822	1,633,141	1,687,573	1,613,021	1,562,191	1,665,491	1,717,802	1,628,368	1,706,443	1,713,168	1,829,173	1,808,438	1,830,226	1,927,436	1,877,550	1,893,106	1,819,995	1,888,825	1,860,888	1,831,395	1,796,954	1,795,404	1,719,564	1,695,862	1,666,536	1,686,602	1,642,008	1,545,689	1,571,684	1,610,597	1,547,702	1,478,310	1,448,469	1,400,389	1,286,199	1,423,952	1,489,759	1,474,800	1,447,187	1,419,436	1,404,835	1,404,917	1,395,530	1,375,265	1,322,004	1,347,952	1,311,912	1,280,521	1,253,240	1,188,640	1,255,240	1,241,540	1,296,357	1,295,882	1,272,088	1,242,191	1,239,463	1,219,164	1,215,100	1,229,135	1,261,476	1,227,788	1,213,368	1,196,392	1,178,104	1,168,939	1,165,040	1,149,906	1,141,871	1,125,112	1,114,801	1,116,007	1,089,066	1,078,804	1,065,445	1,064,174	1,080,719	1,082,692	1,086,496	1,063,672	1,054,165	1,044,065	1,044,065	1,001,185	1,006,210	1,028,821	1,039,375	1,039,375	988,884	1,009,217	1,046,005	1,030,063	1,043,087	1,031,580	1,029,209	1,030,733	998,818	1,000,000
C000171358
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,725	22,096	21,354	21,601	21,272	20,690	20,497	19,812	18,933	19,637	19,283	18,617	18,232	17,530	16,296	16,592	17,300	17,369	17,075	16,504	16,590	16,452	15,895	16,376	15,740	16,272	15,565	15,072	16,078	16,602	15,733	16,513	16,579	17,707	17,511	17,723	18,686	18,206	18,357	17,660	18,337	18,065	17,792	17,461	17,461	16,720	16,508	16,236	16,432	16,000	15,072	15,326	15,712	15,096	14,431	14,153	13,682	12,576	13,914	14,575	14,428	14,173	13,915	13,771	13,775	13,696	13,497	12,987	13,243	12,888	12,593	12,324	11,701	12,358	12,222	12,777	12,759	12,551	12,242	12,229	12,041	11,988	12,139	12,459	12,139	11,993	11,837	11,656	11,579	11,540	11,403	11,311	11,158	11,068	11,079	10,811	10,722	10,589	10,577	10,741	10,763	10,814	10,587	10,487	10,411	10,411	9,977	10,039	10,265	10,377	10,364	9,873	10,082	10,437	10,290	10,426	10,299	10,287	10,296	9,976	10,000
C000171359
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,420,271	11,618,388	11,221,257	11,350,556	11,173,345	10,860,675	10,750,321	10,388,844	9,921,621	10,288,071	10,099,796	9,753,100	9,534,135	9,165,611	8,515,439	8,668,952	9,042,946	9,069,913	8,908,110	8,608,832	8,644,627	8,573,036	8,281,733	8,522,170	8,192,682	8,465,029	8,091,071	7,836,101	8,353,216	8,624,040	8,167,025	8,566,009	8,591,303	9,173,049	9,068,034	9,177,288	9,673,130	9,421,540	9,491,734	9,125,167	9,477,114	9,329,277	9,181,415	9,007,814	9,007,777	8,619,845	8,500,100	8,360,876	8,453,717	8,229,415	7,746,682	7,876,964	8,078,798	7,755,977	7,408,230	7,265,248	7,024,337	6,444,646	7,134,064	7,463,761	7,388,814	7,256,933	7,117,934	7,037,471	7,037,072	6,990,053	6,888,548	6,628,307	6,751,046	6,570,543	6,413,438	6,276,804	5,953,254	6,292,541	6,217,074	6,491,574	6,488,213	6,375,864	6,219,370	6,204,636	6,109,791	6,082,674	6,152,038	6,313,911	6,145,297	6,072,194	5,987,239	5,895,717	5,855,406	5,829,389	5,760,186	5,712,446	5,628,606	5,577,024	5,582,139	5,447,381	5,402,460	5,334,583	5,328,231	5,404,605	5,413,688	5,432,711	5,318,583	5,270,826	5,220,327	5,220,327	5,005,926	5,031,050	5,144,107	5,196,875	5,196,875	4,944,420	5,046,085	5,230,025	5,150,317	5,215,435	5,157,901	5,146,044	5,153,664	4,994,090	5,000,000
C000075110
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,378	11,532	11,402	11,683	11,525	11,355	11,105	10,999	10,805	11,056	10,955	11,112	11,076	10,693	10,195	10,378	10,637	10,679	10,685	10,692	10,811	10,793	10,600	10,833	10,468	10,511	10,161	10,321	10,752	11,010	10,779	10,978	10,980	11,362	11,682	11,843	12,078	12,117	12,108	12,101	12,177	12,192	12,065	11,962	11,905	11,815	11,912	12,019	12,035	11,948	11,709	11,742	11,729	11,728	11,502	11,278	11,131	10,836	11,503	11,368	11,155	11,143	11,142	11,119	11,172	10,928	10,892	10,778	10,619	10,592	10,402	10,388	10,234	10,132	10,106	10,188	10,226	10,168	10,141	10,147	10,102	10,161	10,125	10,217	10,300	10,246	10,254	10,242	10,282	10,198	10,146	10,145	10,062	9,979	9,988	9,915	9,884	9,864	10,119	10,200	10,191	10,220	10,138	9,956	9,965	9,914	9,812	9,754	9,645	9,701	9,731	9,712	9,701	9,746	9,703	9,797	9,812	9,818	9,789	9,839	10,000
C000033565
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,205,902	1,221,368	1,208,822	1,238,415	1,221,388	1,203,111	1,174,873	1,164,806	1,144,000	1,170,442	1,159,445	1,174,493	1,171,847	1,129,660	1,078,076	1,097,235	1,124,458	1,128,670	1,127,708	1,129,513	1,141,868	1,139,718	1,119,134	1,142,163	1,104,683	1,107,690	1,071,876	1,088,522	1,133,804	1,159,431	1,136,155	1,156,894	1,155,621	1,196,936	1,229,179	1,245,852	1,271,660	1,274,261	1,273,081	1,273,317	1,281,101	1,281,160	1,267,441	1,256,402	1,251,415	1,241,623	1,251,559	1,262,600	1,262,773	1,254,554	1,228,004	1,231,279	1,230,862	1,229,220	1,205,287	1,181,581	1,165,822	1,135,818	1,205,572	1,190,018	1,167,485	1,167,147	1,166,755	1,162,935	1,169,417	1,142,508	1,139,584	1,127,407	1,110,599	1,107,490	1,087,442	1,084,636	1,068,278	1,057,390	1,055,574	1,063,892	1,066,555	1,061,324	1,058,364	1,058,766	1,053,786	1,059,717	1,055,764	1,065,213	1,073,600	1,067,789	1,068,416	1,065,853	1,070,878	1,061,891	1,056,248	1,055,935	1,047,056	1,038,173	1,038,905	1,031,136	1,027,712	1,024,358	1,050,637	1,059,926	1,058,760	1,061,575	1,052,857	1,033,716	1,034,424	1,028,897	1,017,110	1,011,842	1,000,389	1,005,986	1,008,911	1,006,667	1,005,275	1,009,786	1,005,067	1,014,703	1,015,993	1,016,410	1,013,246	1,018,214	1,000,000
C000014213
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 25,197	26,374	25,423	25,365	25,128	24,373	23,528	23,271	22,573	23,667	22,906	22,275	22,010	20,940	19,594	20,024	20,843	21,250	20,493	19,535	20,104	19,852	19,533	20,261	19,801	20,548	19,112	17,565	19,072	19,762	18,935	20,346	20,010	21,318	20,517	20,914	21,940	20,665	20,884	19,688	20,701	20,364	19,882	19,682	19,492	18,533	17,731	17,180	17,634	17,052	15,367	15,830	16,374	15,469	14,807	14,654	14,023	12,465	14,563	15,773	15,701	15,315	14,804	14,606	14,369	14,386	14,074	13,261	14,070	13,442	13,103	12,755	11,977	13,035	12,783	13,748	13,666	13,295	12,784	12,678	12,404	12,412	12,716	13,193	12,660	12,457	12,089	11,795	11,542	11,524	11,315	11,242	11,137	11,088	11,063	10,737	10,649	10,386	10,209	10,390	10,457	10,486	10,211	10,052	9,893	9,937	9,382	9,388	9,750	9,864	9,890	9,171	9,438	10,009	9,831	10,059	9,865	9,745	9,860	9,340	10,000
C000014215
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 25,053	25,822	24,901	24,872	24,658	23,925	23,112	22,878	22,198	23,292	22,565	21,948	21,705	20,673	19,340	19,787	20,603	21,014	20,272	19,345	19,915	19,681	19,378	20,107	19,681	20,430	19,013	17,488	18,989	19,694	18,888	20,297	19,977	21,298	20,516	20,923	21,957	20,693	20,933	19,745	20,777	20,445	19,976	19,788	19,612	18,655	17,864	17,323	17,789	17,209	15,518	15,992	16,559	15,652	14,985	14,839	14,224	12,642	14,776	16,016	15,953	15,574	15,057	14,876	14,637	14,664	14,356	13,532	14,371	13,741	13,405	13,054	12,260	13,356	13,108	14,100	14,026	13,656	13,141	13,041	12,769	12,776	13,105	13,603	13,055	12,856	12,486	12,191	11,938	11,919	11,720	11,652	11,551	11,508	11,480	11,151	11,074	10,801	10,624	10,819	10,896	10,932	10,646	10,496	10,337	10,389	9,817	9,821	10,205	10,339	10,366	9,620	9,906	10,510	10,338	10,583	10,385	10,259	10,386	9,846	10,000
C000014216
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,726,247	2,852,105	2,746,882	2,741,741	2,715,466	2,631,533	2,541,324	2,512,929	2,437,007	2,554,785	2,472,008	2,403,238	2,374,174	2,259,729	2,112,320	2,159,870	2,246,235	2,289,699	2,207,490	2,103,685	2,164,637	2,137,057	2,102,181	2,180,265	2,130,153	2,211,399	2,056,331	1,889,418	2,049,980	2,123,785	2,034,385	2,185,676	2,149,064	2,290,381	2,203,854	2,244,886	2,354,674	2,217,268	2,240,314	2,111,393	2,219,681	2,183,071	2,130,922	2,110,151	2,089,366	1,986,145	1,898,674	1,840,329	1,888,634	1,825,902	1,643,819	1,694,215	1,752,110	1,653,792	1,583,636	1,566,961	1,499,201	1,332,204	1,556,339	1,684,198	1,677,211	1,634,615	1,579,603	1,559,172	1,533,601	1,534,007	1,501,485	1,414,384	1,500,329	1,433,029	1,396,632	1,359,238	1,275,984	1,388,506	1,361,298	1,463,927	1,453,882	1,415,070	1,360,340	1,348,694	1,319,356	1,319,832	1,352,009	1,402,431	1,344,571	1,322,778	1,284,258	1,252,737	1,225,555	1,223,415	1,200,927	1,192,925	1,181,570	1,176,073	1,173,146	1,138,338	1,128,743	1,100,603	1,081,595	1,100,597	1,107,437	1,110,291	1,080,945	1,063,937	1,046,899	1,051,251	992,371	992,743	1,030,930	1,042,647	1,045,203	968,929	997,014	1,057,055	1,038,806	1,062,668	1,041,923	1,028,411	1,040,339	985,199	1,000,000
C000014219
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,876	22,389	22,252	23,887	23,125	22,972	21,932	20,408	20,161	19,766	19,656	19,141	18,615	17,612	16,586	16,962	16,862	16,962	16,446	15,630	15,210	14,770	14,745	15,245	15,435	16,435	15,655	15,137	15,759	15,643	14,375	15,407	16,377	17,197	16,998	17,852	18,275	17,662	18,300	18,049	18,011	16,754	16,203	15,915	14,943	15,144	14,931	14,415	14,734	13,381	12,519	12,307	12,196	11,736	10,816	10,278	10,516	9,183	12,565	13,088	12,989	12,819	12,777	12,304	11,611	11,748	12,449	12,494	12,373	12,472	11,525	11,547	11,760	11,844	10,709	11,491	12,795	12,918	12,235	12,395	12,838	12,529	12,631	13,452	13,383	12,790	12,645	12,047	12,485	12,408	11,668	11,601	11,362	11,007	10,382	9,823	9,243	9,421	10,431	10,382	10,591	10,273	9,634	9,313	8,988	8,708	7,719	8,299	9,005	9,047	9,309	9,302	9,131	10,036	9,935	9,882	9,558	10,152	10,585	10,395	10,000
C000034727
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,842	22,041	21,919	23,547	22,811	22,669	21,656	20,163	19,933	19,555	19,460	18,961	18,454	17,469	16,460	16,841	16,752	16,866	16,359	15,559	15,153	14,722	14,709	15,210	15,413	16,442	15,669	15,159	15,796	15,695	14,428	15,467	16,457	17,290	17,083	17,941	18,370	17,756	18,401	18,165	18,133	16,887	16,346	16,064	15,092	15,305	15,096	14,583	14,914	13,551	12,687	12,478	12,373	11,913	10,984	10,445	10,694	9,345	12,792	13,335	13,240	13,077	13,037	12,561	11,863	12,010	12,735	12,788	12,670	12,779	11,818	11,844	12,071	12,167	11,005	11,818	13,164	13,301	12,606	12,774	13,241	12,930	13,042	13,901	13,836	13,232	13,089	12,475	12,937	12,862	12,104	12,041	11,799	11,439	10,791	10,223	9,621	9,809	10,871	10,825	11,051	10,729	10,064	9,734	9,400	9,111	8,083	8,698	9,437	9,487	9,772	9,772	9,596	10,553	10,453	10,403	10,066	10,700	11,161	10,966	10,000
C000081648
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,391,707	2,447,817	2,432,603	2,610,824	2,527,147	2,509,759	2,395,655	2,228,845	2,201,133	2,157,665	2,145,711	2,088,659	2,031,063	1,920,850	1,808,286	1,849,266	1,837,854	1,848,229	1,791,687	1,702,466	1,656,299	1,608,057	1,605,464	1,659,411	1,679,642	1,782,553	1,697,525	1,640,984	1,708,315	1,695,367	1,557,683	1,669,039	1,773,920	1,862,401	1,834,777	1,924,121	1,968,145	1,899,385	1,965,620	1,939,046	1,933,890	1,800,628	1,741,904	1,710,994	1,607,483	1,628,477	1,605,055	1,549,536	1,583,253	1,437,710	1,344,895	1,321,495	1,309,194	1,259,504	1,160,252	1,102,517	1,127,829	984,667	1,346,895	1,402,646	1,391,581	1,372,988	1,367,851	1,316,840	1,242,490	1,256,899	1,331,342	1,335,965	1,322,540	1,332,881	1,231,576	1,233,094	1,256,121	1,264,565	1,143,300	1,226,586	1,365,113	1,377,984	1,304,682	1,321,389	1,368,469	1,335,022	1,345,641	1,433,002	1,425,050	1,361,524	1,346,057	1,281,574	1,327,999	1,319,520	1,240,470	1,233,119	1,207,468	1,169,344	1,102,619	1,043,237	981,294	999,850	1,106,663	1,101,561	1,123,343	1,089,570	1,021,254	987,111	952,243	922,091	817,464	878,873	952,998	957,349	984,955	983,855	965,697	1,060,872	1,049,975	1,044,154	1,009,728	1,072,149	1,117,600	1,097,402	1,000,000
C000014223
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 35,985	35,910	33,987	34,150	33,580	32,814	33,441	31,201	29,246	30,606	30,166	28,195	27,168	26,118	23,581	23,893	25,389	25,612	24,689	23,209	22,338	22,033	20,470	21,200	19,644	21,148	20,111	18,835	20,788	21,952	19,766	21,493	21,804	24,653	24,293	25,597	27,917	27,197	27,470	25,898	27,600	26,775	26,281	25,073	25,255	23,878	23,826	23,105	23,338	22,364	19,950	20,453	21,387	19,472	18,365	17,578	16,405	14,227	16,018	17,264	17,016	16,523	15,832	15,406	15,489	15,887	15,539	14,516	15,809	15,118	14,848	14,356	13,051	14,188	14,119	15,506	15,359	14,695	14,339	14,217	13,601	13,391	13,787	14,056	13,015	12,863	12,518	12,267	12,178	12,085	11,848	11,839	11,541	11,248	11,243	10,852	10,378	10,378	10,275	10,545	10,498	10,508	9,931	10,128	9,859	9,800	9,207	9,398	10,142	10,257	10,150	9,396	9,692	10,338	9,992	10,087	9,877	9,912	9,987	9,304	10,000
C000014225
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,759	35,175	33,313	33,492	32,954	32,224	32,853	30,676	28,768	30,126	29,711	27,792	26,794	25,783	23,286	23,613	25,109	25,347	24,445	22,988	22,146	21,859	20,313	21,056	19,520	21,027	20,012	18,748	20,713	21,885	19,717	21,451	21,774	24,634	24,293	25,612	27,946	27,244	27,535	25,983	27,701	26,896	26,414	25,219	25,410	24,041	24,008	23,294	23,543	22,571	20,150	20,676	21,628	19,703	18,595	17,806	16,629	14,428	16,258	17,533	17,290	16,808	16,114	15,692	15,781	16,195	15,855	14,822	16,154	15,454	15,188	14,692	13,366	14,540	14,481	15,908	15,767	15,098	14,740	14,622	14,000	13,794	14,211	14,493	13,425	13,282	12,932	12,682	12,599	12,510	12,271	12,271	11,965	11,670	11,676	11,270	10,787	10,792	10,692	10,981	10,937	10,959	10,365	10,571	10,298	10,244	9,632	9,834	10,620	10,752	10,640	9,858	10,179	10,865	10,506	10,613	10,400	10,442	10,525	9,813	10,000
C000048018
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,892,076	3,883,189	3,674,202	3,691,549	3,628,770	3,545,341	3,612,250	3,369,396	3,157,931	3,304,139	3,256,229	3,042,286	2,931,597	2,817,612	2,543,056	2,576,427	2,737,217	2,760,728	2,660,614	2,499,824	2,406,536	2,373,165	2,204,032	2,282,152	2,113,777	2,275,381	2,163,666	2,025,284	2,235,740	2,359,708	2,124,746	2,309,977	2,342,410	2,648,004	2,609,084	2,748,188	2,996,843	2,918,930	2,947,586	2,778,315	2,960,248	2,871,614	2,817,615	2,687,711	2,706,424	2,558,518	2,552,486	2,474,549	2,499,177	2,394,535	2,135,568	2,189,234	2,288,437	2,082,700	1,964,416	1,879,741	1,753,375	1,520,598	1,711,667	1,844,876	1,817,467	1,764,880	1,690,680	1,645,037	1,653,048	1,695,257	1,658,147	1,548,592	1,686,701	1,611,963	1,583,434	1,529,777	1,391,129	1,511,850	1,504,263	1,651,516	1,635,303	1,564,976	1,526,039	1,512,875	1,447,100	1,424,851	1,466,323	1,494,675	1,383,376	1,367,096	1,330,370	1,303,317	1,293,661	1,283,499	1,257,894	1,256,936	1,224,659	1,193,833	1,192,882	1,150,984	1,100,410	1,099,924	1,089,321	1,117,264	1,112,450	1,113,402	1,051,750	1,072,158	1,043,413	1,037,284	974,602	994,403	1,072,629	1,085,020	1,072,956	993,172	1,024,249	1,092,435	1,055,782	1,065,525	1,042,959	1,046,564	1,054,250	981,917	1,000,000
C000080478
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 37,028	36,968	34,994	35,163	34,585	33,812	34,452	32,159	30,141	31,554	31,110	29,083	28,035	26,959	24,333	24,664	26,215	26,450	25,504	23,978	23,089	22,774	21,166	21,926	20,310	21,870	20,808	19,487	21,518	22,725	20,472	22,267	22,587	25,543	25,176	26,535	28,941	28,199	28,494	26,868	28,641	27,793	27,281	26,040	26,229	24,806	24,756	24,006	24,259	23,249	20,742	21,271	22,249	20,259	19,114	18,293	17,076	14,811	16,686	17,987	17,727	17,222	16,504	16,065	16,154	16,569	16,213	15,145	16,504	15,786	15,507	14,991	13,633	14,822	14,760	16,207	16,061	15,371	15,000	14,870	14,238	14,018	14,436	14,718	13,631	13,473	13,115	12,856	12,766	12,667	12,423	12,418	12,109	11,805	11,801	11,392	10,894	10,899	10,795	11,079	11,029	11,044	10,441	10,648	10,369	10,310	9,688	9,889	10,678	10,801	10,686	9,896	10,209	10,898	10,531	10,637	10,413	10,450	10,535	9,817	10,000
C000014226
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,198	22,726	21,334	21,634	21,282	21,056	20,322	20,614	20,075	20,509	19,538	18,703	19,017	17,870	16,748	17,486	18,186	18,757	18,045	17,138	17,802	17,396	17,801	18,392	17,622	18,442	17,553	15,807	17,035	17,463	16,435	17,819	17,444	18,516	18,088	18,058	18,125	16,925	17,645	16,715	17,288	17,009	16,918	17,128	16,836	16,181	15,298	14,375	14,583	14,112	12,487	12,597	12,943	12,457	11,944	12,069	11,674	10,480	12,599	14,006	14,257	13,898	13,401	13,273	12,938	13,273	13,092	12,223	13,071	12,377	12,263	11,837	10,985	12,160	11,914	12,725	12,670	12,414	11,807	11,710	11,704	11,522	11,645	12,212	11,789	11,547	11,145	11,047	10,645	10,765	10,691	10,502	10,537	10,542	10,668	10,332	10,269	9,928	9,503	9,684	9,775	9,763	9,514	9,520	9,413	9,345	8,822	8,929	9,373	9,540	9,468	8,794	9,094	9,667	9,533	9,801	9,689	9,597	9,687	9,257	10,000
C000014228
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,072	22,255	20,915	21,215	20,889	20,676	19,967	20,268	19,757	20,189	19,245	18,435	18,757	17,637	16,543	17,275	17,983	18,553	17,867	16,977	17,647	17,262	17,666	18,266	17,512	18,332	17,467	15,738	16,972	17,412	16,398	17,785	17,420	18,500	18,094	18,071	18,153	16,961	17,688	16,773	17,351	17,086	17,002	17,229	16,943	16,294	15,417	14,489	14,712	14,246	12,610	12,735	13,092	12,608	12,098	12,228	11,835	10,636	12,792	14,231	14,492	14,130	13,638	13,523	13,184	13,532	13,355	12,483	13,355	12,653	12,544	12,115	11,250	12,465	12,214	13,057	13,013	12,757	12,133	12,051	12,045	11,864	12,005	12,596	12,166	11,928	11,512	11,423	11,012	11,142	11,071	10,887	10,928	10,940	11,078	10,735	10,676	10,330	9,893	10,082	10,184	10,184	9,924	9,938	9,832	9,773	9,230	9,342	9,818	9,999	9,928	9,227	9,550	10,158	10,022	10,313	10,200	10,109	10,213	9,765	10,000
C000014230
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,294,595	2,457,977	2,308,270	2,338,734	2,301,236	2,276,071	2,196,240	2,227,110	2,169,207	2,215,011	2,110,275	2,018,899	2,052,518	1,929,080	1,806,933	1,886,118	1,960,830	2,022,133	1,945,715	1,847,282	1,918,428	1,874,903	1,917,065	1,981,301	1,897,044	1,984,500	1,889,386	1,700,770	1,832,800	1,878,599	1,767,715	1,916,178	1,874,522	1,989,878	1,943,722	1,940,527	1,946,916	1,817,393	1,894,394	1,794,217	1,855,800	1,825,243	1,814,798	1,837,517	1,805,578	1,734,972	1,639,805	1,540,555	1,562,029	1,511,714	1,336,950	1,349,481	1,385,453	1,332,944	1,278,275	1,290,968	1,248,137	1,121,070	1,347,165	1,497,568	1,523,595	1,484,401	1,431,518	1,417,945	1,381,497	1,416,377	1,397,161	1,304,686	1,394,779	1,320,275	1,307,442	1,262,212	1,171,045	1,296,317	1,269,588	1,355,616	1,349,550	1,321,814	1,256,723	1,246,998	1,245,071	1,225,818	1,238,644	1,299,420	1,253,366	1,228,116	1,184,273	1,173,927	1,131,291	1,143,431	1,135,541	1,115,491	1,118,509	1,118,506	1,132,336	1,096,215	1,088,994	1,052,903	1,007,330	1,026,521	1,035,960	1,034,773	1,007,899	1,008,472	996,578	989,445	933,716	944,960	991,743	1,009,265	1,001,080	929,541	961,559	1,021,925	1,007,235	1,035,338	1,023,498	1,013,346	1,022,885	977,648	1,000,000
C000014229
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,820	23,392	21,971	22,272	21,923	21,690	20,939	21,246	20,697	21,146	20,154	19,290	19,622	18,440	17,286	18,050	18,779	19,371	18,641	17,704	18,393	17,988	18,403	19,017	18,226	19,074	18,160	16,355	17,633	18,078	17,017	18,459	18,070	19,183	18,750	18,719	18,797	17,552	18,302	17,341	17,942	17,652	17,557	17,787	17,489	16,807	15,897	14,934	15,159	14,677	12,982	13,104	13,466	12,966	12,431	12,562	12,156	10,917	13,124	14,594	14,857	14,484	13,971	13,845	13,497	13,840	13,658	12,756	13,644	12,924	12,800	12,367	11,474	12,707	12,450	13,300	13,250	12,982	12,345	12,252	12,246	12,055	12,190	12,787	12,343	12,096	11,673	11,577	11,162	11,282	11,210	11,013	11,055	11,061	11,200	10,846	10,780	10,428	9,980	10,171	10,273	10,267	9,999	10,011	9,898	9,833	9,280	9,393	9,867	10,045	9,969	9,263	9,581	10,186	10,050	10,335	10,216	10,119	10,219	9,770	10,000
C000142453
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,550,335	12,374,138	11,616,895	11,770,095	11,580,487	11,453,948	11,052,514	11,205,881	10,914,763	11,145,050	10,616,261	10,156,945	10,325,939	9,699,644	9,089,976	9,487,954	9,861,965	10,170,020	9,786,007	9,289,673	9,642,924	9,424,245	9,638,764	9,957,262	9,538,186	9,980,152	9,498,351	8,550,945	9,212,793	9,438,775	8,881,891	9,630,138	9,420,962	10,000,219	9,767,144	9,751,106	9,783,182	9,131,189	9,517,754	9,014,844	9,322,643	9,165,520	9,113,124	9,229,565	9,069,306	8,711,352	8,236,355	7,734,563	7,846,051	7,592,479	6,711,844	6,774,740	6,957,544	6,694,169	6,416,318	6,478,632	6,267,385	5,626,437	6,759,298	7,513,484	7,644,080	7,449,869	7,184,743	7,113,052	6,932,619	7,107,543	7,007,648	6,542,770	6,994,342	6,624,518	6,555,861	6,329,153	5,872,228	6,498,750	6,364,902	6,795,952	6,767,759	6,628,767	6,299,399	6,249,260	6,242,808	6,143,105	6,209,405	6,510,530	6,283,094	6,152,123	5,935,679	5,883,906	5,668,859	5,726,579	5,687,136	5,585,582	5,600,669	5,603,646	5,668,617	5,490,871	5,451,678	5,272,884	5,044,935	5,137,925	5,183,934	5,177,974	5,043,566	5,045,153	4,985,718	4,950,047	4,670,345	4,726,609	4,960,413	5,049,345	5,008,396	4,650,884	4,807,045	5,108,721	5,038,109	5,177,629	5,115,867	5,065,072	5,114,301	4,885,699	5,000,000
C000014231
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,803	23,470	21,220	21,758	21,551	21,247	19,908	20,143	19,577	20,902	20,074	19,025	19,480	17,848	16,436	17,478	18,808	19,534	19,041	17,862	18,534	18,643	19,164	19,137	17,506	18,399	17,734	15,953	17,335	18,385	16,883	17,880	18,319	19,622	19,794	19,156	20,725	19,431	20,176	19,198	19,722	19,431	19,442	19,477	19,407	18,767	18,196	17,137	17,102	15,826	14,141	13,769	14,478	13,975	13,388	13,296	12,583	11,444	13,756	14,941	15,171	15,041	14,538	14,527	14,472	14,885	14,628	13,663	14,264	13,653	13,803	13,063	11,895	13,273	12,946	14,310	14,368	13,830	13,619	13,513	12,773	12,716	12,591	13,023	12,629	12,607	12,191	12,067	11,535	11,668	11,595	11,310	11,388	11,370	11,293	11,008	10,991	10,700	9,841	9,982	10,005	9,880	9,545	9,672	9,325	9,332	8,675	8,638	9,211	9,712	9,570	9,281	9,725	10,136	10,217	10,163	9,778	10,155	9,877	9,240	10,000
C000014233
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,665	23,007	20,799	21,347	21,164	20,872	19,559	19,814	19,267	20,580	19,778	18,756	19,212	17,610	16,235	17,284	18,587	19,330	18,859	17,701	18,370	18,497	19,022	19,004	17,393	18,286	17,640	15,876	17,273	18,339	16,837	17,850	18,286	19,614	19,788	19,159	20,749	19,466	20,222	19,258	19,792	19,510	19,540	19,599	19,525	18,902	18,338	17,270	17,255	15,970	14,283	13,913	14,638	14,145	13,546	13,473	12,757	11,602	13,955	15,168	15,416	15,309	14,786	14,800	14,745	15,181	14,927	13,949	14,565	13,963	14,123	13,374	12,182	13,595	13,279	14,686	14,745	14,206	13,994	13,901	13,138	13,091	12,974	13,431	13,032	13,017	12,601	12,473	11,929	12,078	12,001	11,721	11,804	11,794	11,732	11,432	11,421	11,124	10,239	10,396	10,423	10,303	9,962	10,103	9,739	9,756	9,081	9,045	9,641	10,176	10,035	9,738	10,215	10,645	10,739	10,692	10,292	10,698	10,406	9,744	10,000
C000070580
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,359,796	2,539,530	2,296,439	2,353,332	2,330,058	2,297,732	2,151,618	2,176,186	2,115,413	2,257,647	2,168,428	2,054,640	2,102,483	1,926,076	1,773,478	1,886,324	2,028,664	2,106,886	2,053,028	1,926,076	1,997,887	2,008,146	2,064,569	2,060,722	1,885,041	1,980,373	1,908,133	1,716,324	1,864,540	1,977,882	1,814,719	1,921,834	1,969,164	2,109,907	2,127,344	2,057,595	2,225,740	2,086,850	2,166,475	2,061,414	2,116,709	2,084,638	2,085,754	2,090,180	2,081,331	2,011,668	1,950,855	1,835,837	1,832,520	1,695,322	1,514,433	1,474,731	1,550,834	1,496,461	1,431,965	1,423,219	1,346,699	1,223,172	1,470,220	1,597,026	1,621,071	1,607,646	1,553,257	1,552,222	1,545,946	1,589,574	1,560,846	1,458,225	1,521,847	1,457,187	1,472,589	1,393,566	1,268,373	1,414,735	1,380,344	1,524,410	1,530,928	1,473,309	1,450,061	1,438,917	1,358,986	1,353,415	1,339,477	1,385,027	1,343,200	1,340,201	1,296,166	1,282,351	1,225,360	1,240,038	1,231,161	1,200,832	1,209,266	1,206,745	1,199,162	1,167,983	1,166,303	1,134,574	1,043,158	1,057,748	1,060,825	1,046,992	1,011,659	1,024,971	987,723	988,468	918,448	914,726	974,312	1,027,416	1,012,689	981,228	1,028,747	1,070,914	1,079,620	1,074,271	1,033,360	1,072,267	1,042,619	975,293	1,000,000
C000080479
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,444	24,179	21,856	22,418	22,205	21,902	20,536	20,779	20,202	21,568	20,718	19,640	20,111	18,429	16,981	18,052	19,424	20,194	19,681	18,474	19,168	19,274	19,832	19,801	18,112	19,049	18,362	16,518	17,952	19,049	17,484	18,522	18,991	20,351	20,527	19,868	21,492	20,163	20,942	19,934	20,483	20,176	20,202	20,240	20,164	19,500	18,912	17,814	17,788	16,452	14,706	14,337	15,076	14,550	13,932	13,856	13,112	11,927	14,335	15,571	15,810	15,693	15,166	15,154	15,106	15,545	15,265	14,270	14,902	14,258	14,422	13,661	12,432	13,878	13,544	14,964	15,027	14,474	14,244	14,139	13,367	13,314	13,189	13,649	13,231	13,207	12,785	12,650	12,093	12,237	12,158	11,868	11,952	11,933	11,859	11,560	11,541	11,235	10,342	10,485	10,519	10,384	10,038	10,176	9,809	9,825	9,133	9,092	9,695	10,226	10,081	9,777	10,248	10,683	10,770	10,719	10,312	10,711	10,419	9,748	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,126,975	17,545,222	16,572,403	16,724,066	16,374,358	15,986,576	15,794,322	15,247,219	14,526,907	15,145,519	14,673,408	13,929,627	13,699,419	13,104,092	12,007,502	12,265,401	12,879,467	13,087,845	12,680,485	11,894,550	11,843,072	11,661,061	11,248,096	11,529,401	10,847,792	11,510,992	10,901,758	10,085,243	11,108,302	11,580,580	10,602,941	11,556,891	11,535,727	12,637,763	12,185,328	12,561,435	13,246,924	12,678,713	12,767,177	11,931,252	12,513,240	12,143,994	11,862,208	11,591,604	11,511,206	10,927,992	10,469,475	10,188,527	10,292,437	9,911,364	8,933,470	9,177,536	9,540,025	8,900,269	8,425,212	8,260,926	7,885,361	6,989,368	7,974,296	8,689,618	8,693,027	8,438,340	8,142,767	7,970,136	7,823,750	7,949,676	7,837,041	7,321,079	7,817,891	7,513,666	7,370,445	7,141,155	6,611,349	7,267,542	7,122,399	7,644,931	7,601,663	7,361,777	7,097,648	7,054,230	6,888,345	6,862,015	7,040,948	7,310,388	6,914,505	6,838,471	6,634,977	6,483,678	6,352,635	6,333,248	6,205,643	6,167,151	6,081,566	6,019,744	6,012,730	5,783,106	5,675,463	5,565,456	5,366,700	5,466,414	5,465,381	5,457,718	5,263,654	5,250,051	5,157,433	5,137,516	4,811,137	4,817,637	5,069,192	5,150,423	5,135,152	4,735,678	4,855,829	5,167,610	5,061,564	5,161,481	5,095,950	5,047,528	5,128,635	4,849,904	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,187,525	1,205,735	1,193,156	1,220,886	1,204,368	1,186,895	1,160,553	1,150,040	1,131,288	1,158,357	1,147,094	1,161,014	1,163,799	1,121,254	1,072,965	1,089,347	1,115,957	1,122,718	1,121,603	1,123,349	1,135,118	1,128,225	1,102,365	1,130,134	1,096,132	1,099,867	1,060,331	1,072,095	1,120,364	1,150,267	1,122,056	1,144,935	1,138,670	1,182,784	1,215,392	1,232,192	1,259,812	1,260,662	1,259,141	1,260,171	1,271,025	1,271,874	1,259,230	1,250,116	1,245,366	1,234,981	1,249,522	1,265,856	1,273,862	1,269,479	1,253,126	1,257,621	1,259,892	1,267,199	1,245,324	1,235,019	1,223,591	1,199,562	1,223,460	1,205,411	1,184,158	1,182,396	1,182,633	1,178,824	1,183,953	1,157,756	1,154,320	1,138,221	1,121,048	1,119,481	1,099,625	1,098,427	1,083,488	1,066,798	1,062,021	1,070,981	1,075,589	1,070,316	1,068,081	1,069,632	1,063,831	1,070,977	1,065,602	1,075,803	1,086,256	1,081,488	1,083,127	1,081,828	1,085,649	1,076,363	1,071,028	1,071,937	1,063,730	1,054,976	1,055,330	1,047,250	1,043,568	1,040,477	1,064,402	1,071,510	1,071,256	1,070,102	1,061,356	1,042,994	1,042,180	1,035,127	1,022,595	1,015,382	1,004,296	1,009,338	1,013,032	1,009,805	1,005,867	1,008,840	1,002,999	1,014,320	1,016,097	1,017,278	1,013,096	1,019,035	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 23,095	23,793	23,892	26,044	25,505	25,240	24,275	22,697	22,537	22,027	21,849	21,267	20,766	19,210	18,006	18,558	18,253	18,607	18,068	17,257	16,769	16,098	15,914	16,676	17,190	18,185	17,288	16,855	18,014	17,303	15,827	16,972	18,022	18,328	17,682	18,420	18,675	18,003	18,566	18,715	18,603	16,768	16,625	16,742	15,406	15,550	15,205	14,450	14,794	13,426	12,360	12,223	12,147	11,737	10,633	9,956	10,241	8,818	11,778	12,702	12,803	12,611	12,682	12,157	11,794	12,149	12,817	12,852	12,825	12,753	11,676	11,672	11,901	11,917	10,797	11,607	12,770	12,648	11,874	11,991	12,438	11,946	12,391	13,281	12,839	12,241	12,328	11,482	11,922	12,012	11,152	11,240	11,046	10,837	10,226	9,656	9,253	9,260	10,007	10,056	10,149	10,033	9,494	9,370	9,197	9,153	8,095	8,742	9,388	9,163	9,623	9,474	9,431	10,339	10,159	10,129	9,850	10,540	10,995	10,794	10,000
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 23,095	23,793	23,892	26,044	25,505	25,240	24,275	22,697	22,537	22,027	21,849	21,267	20,766	19,210	18,006	18,558	18,253	18,607	18,068	17,257	16,769	16,098	15,914	16,676	17,190	18,185	17,288	16,855	18,014	17,303	15,827	16,972	18,022	18,328	17,682	18,420	18,675	18,003	18,566	18,715	18,603	16,768	16,625	16,742	15,406	15,550	15,205	14,450	14,794	13,426	12,360	12,223	12,147	11,737	10,633	9,956	10,241	8,818	11,778	12,702	12,803	12,611	12,682	12,157	11,794	12,149	12,817	12,852	12,825	12,753	11,676	11,672	11,901	11,917	10,797	11,607	12,770	12,648	11,874	11,991	12,438	11,946	12,391	13,281	12,839	12,241	12,328	11,482	11,922	12,012	11,152	11,240	11,046	10,837	10,226	9,656	9,253	9,260	10,007	10,056	10,149	10,033	9,494	9,370	9,197	9,153	8,095	8,742	9,388	9,163	9,623	9,474	9,431	10,339	10,159	10,129	9,850	10,540	10,995	10,794	10,000
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 2,309,511	2,379,262	2,389,194	2,604,379	2,550,512	2,523,969	2,427,487	2,269,683	2,253,696	2,202,660	2,184,949	2,126,686	2,076,616	1,920,962	1,800,643	1,855,849	1,825,289	1,860,727	1,806,751	1,725,710	1,676,882	1,609,812	1,591,364	1,667,556	1,718,978	1,818,547	1,728,772	1,685,540	1,801,367	1,730,276	1,582,725	1,697,218	1,802,183	1,832,824	1,768,232	1,841,988	1,867,516	1,800,287	1,856,642	1,871,538	1,860,310	1,676,839	1,662,523	1,674,201	1,540,622	1,555,021	1,520,519	1,444,959	1,479,427	1,342,593	1,235,999	1,222,262	1,214,700	1,173,676	1,063,281	995,628	1,024,109	881,776	1,177,801	1,270,172	1,280,283	1,261,111	1,268,233	1,215,654	1,179,371	1,214,892	1,281,724	1,285,249	1,282,473	1,275,324	1,167,568	1,167,201	1,190,130	1,191,703	1,079,738	1,160,725	1,276,978	1,264,784	1,187,438	1,199,108	1,243,811	1,194,646	1,239,077	1,328,121	1,283,920	1,224,130	1,232,816	1,148,173	1,192,153	1,201,164	1,115,243	1,124,041	1,104,640	1,083,728	1,022,593	965,575	925,312	926,036	1,000,654	1,005,622	1,014,914	1,003,289	949,405	936,970	919,684	915,329	809,460	874,158	938,760	916,334	962,290	947,411	943,116	1,033,920	1,015,881	1,012,904	985,033	1,053,959	1,099,485	1,079,426	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,260,361	3,363,157	3,153,381	3,176,709	3,112,328	3,046,020	2,990,431	2,900,635	2,769,771	2,897,256	2,806,718	2,662,591	2,633,405	2,500,760	2,287,459	2,349,748	2,467,274	2,515,839	2,428,776	2,273,527	2,264,715	2,240,841	2,182,483	2,234,714	2,090,721	2,220,753	2,110,589	1,950,626	2,149,993	2,233,339	2,041,783	2,228,191	2,231,182	2,451,154	2,374,146	2,435,494	2,587,747	2,489,706	2,528,189	2,368,050	2,479,291	2,410,547	2,370,461	2,313,415	2,302,902	2,190,009	2,114,229	2,050,147	2,059,307	1,970,651	1,756,917	1,795,673	1,863,526	1,737,643	1,644,276	1,607,525	1,525,921	1,347,463	1,562,308	1,701,625	1,703,486	1,655,680	1,595,050	1,561,437	1,534,505	1,566,437	1,543,493	1,442,198	1,541,983	1,482,773	1,461,433	1,411,782	1,300,182	1,433,607	1,405,458	1,517,171	1,514,664	1,463,277	1,416,276	1,407,074	1,368,443	1,363,261	1,391,188	1,444,429	1,372,105	1,358,527	1,318,490	1,290,333	1,259,613	1,257,191	1,233,926	1,222,890	1,210,501	1,197,805	1,196,991	1,154,069	1,132,748	1,111,068	1,063,475	1,086,993	1,085,287	1,082,526	1,041,203	1,039,067	1,020,804	1,014,517	947,787	948,092	1,004,788	1,025,843	1,020,188	945,507	973,886	1,036,456	1,019,406	1,036,751	1,022,607	1,018,003	1,028,458	972,168	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,301,804	16,815,783	15,766,903	15,883,546	15,561,640	15,230,100	14,952,155	14,503,174	13,848,857	14,486,278	14,033,591	13,312,954	13,167,027	12,503,802	11,437,294	11,748,738	12,336,371	12,579,197	12,143,878	11,367,634	11,323,577	11,204,203	10,912,414	11,173,571	10,453,603	11,103,767	10,552,943	9,753,128	10,749,963	11,166,696	10,208,916	11,140,954	11,155,911	12,255,772	11,870,730	12,177,472	12,938,737	12,448,531	12,640,942	11,840,251	12,396,454	12,052,736	11,852,306	11,567,075	11,514,512	10,950,045	10,571,145	10,250,735	10,296,534	9,853,255	8,784,583	8,978,365	9,317,629	8,688,216	8,221,379	8,037,624	7,629,604	6,737,313	7,811,539	8,508,127	8,517,431	8,278,402	7,975,248	7,807,184	7,672,525	7,832,186	7,717,466	7,210,990	7,709,913	7,413,863	7,307,165	7,058,910	6,500,910	7,168,035	7,027,288	7,585,855	7,573,319	7,316,384	7,081,382	7,035,372	6,842,214	6,816,307	6,955,941	7,222,147	6,860,525	6,792,633	6,592,452	6,451,663	6,298,067	6,285,956	6,169,628	6,114,448	6,052,507	5,989,025	5,984,953	5,770,345	5,663,742	5,555,340	5,317,376	5,434,965	5,426,434	5,412,628	5,206,017	5,195,334	5,104,021	5,072,584	4,738,934	4,740,461	5,023,938	5,129,217	5,100,940	4,727,534	4,869,429	5,182,280	5,097,030	5,183,757	5,113,037	5,090,013	5,142,290	4,860,842	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,260,361	3,363,157	3,153,381	3,176,709	3,112,328	3,046,020	2,990,431	2,900,635	2,769,771	2,897,256	2,806,718	2,662,591	2,633,405	2,500,760	2,287,459	2,349,748	2,467,274	2,515,839	2,428,776	2,273,527	2,264,715	2,240,841	2,182,483	2,234,714	2,090,721	2,220,753	2,110,589	1,950,626	2,149,993	2,233,339	2,041,783	2,228,191	2,231,182	2,451,154	2,374,146	2,435,494	2,587,747	2,489,706	2,528,189	2,368,050	2,479,291	2,410,547	2,370,461	2,313,415	2,302,902	2,190,009	2,114,229	2,050,147	2,059,307	1,970,651	1,756,917	1,795,673	1,863,526	1,737,643	1,644,276	1,607,525	1,525,921	1,347,463	1,562,308	1,701,625	1,703,486	1,655,680	1,595,050	1,561,437	1,534,505	1,566,437	1,543,493	1,442,198	1,541,983	1,482,773	1,461,433	1,411,782	1,300,182	1,433,607	1,405,458	1,517,171	1,514,664	1,463,277	1,416,276	1,407,074	1,368,443	1,363,261	1,391,188	1,444,429	1,372,105	1,358,527	1,318,490	1,290,333	1,259,613	1,257,191	1,233,926	1,222,890	1,210,501	1,197,805	1,196,991	1,154,069	1,132,748	1,111,068	1,063,475	1,086,993	1,085,287	1,082,526	1,041,203	1,039,067	1,020,804	1,014,517	947,787	948,092	1,004,788	1,025,843	1,020,188	945,507	973,886	1,036,456	1,019,406	1,036,751	1,022,607	1,018,003	1,028,458	972,168	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 22,651	23,133	22,255	22,602	22,199	21,757	21,401	20,873	20,137	20,859	20,390	19,866	19,689	18,885	17,602	17,941	18,665	18,894	18,541	17,859	17,890	17,682	17,130	17,569	16,732	17,364	16,565	15,876	17,118	17,753	16,668	17,653	17,588	18,861	18,653	19,081	19,869	19,368	19,426	18,644	19,248	18,917	18,570	18,262	18,163	17,545	17,180	16,997	17,150	16,754	15,664	15,947	16,322	15,696	15,095	14,880	14,441	13,321	14,424	15,060	14,948	14,686	14,376	14,175	14,047	14,035	13,903	13,275	13,700	13,374	13,120	12,875	12,235	12,836	12,651	13,235	13,224	12,938	12,654	12,614	12,399	12,408	12,567	12,901	12,529	12,423	12,205	12,033	11,909	11,844	11,680	11,641	11,509	11,403	11,398	11,103	10,970	10,835	10,699	10,851	10,852	10,848	10,587	10,495	10,382	10,342	9,903	9,883	10,128	10,239	10,231	9,738	9,857	10,234	10,079	10,243	10,174	10,130	10,208	9,904	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 22,651	23,133	22,255	22,602	22,199	21,757	21,401	20,873	20,137	20,859	20,390	19,866	19,689	18,885	17,602	17,941	18,665	18,894	18,541	17,859	17,890	17,682	17,130	17,569	16,732	17,364	16,565	15,876	17,118	17,753	16,668	17,653	17,588	18,861	18,653	19,081	19,869	19,368	19,426	18,644	19,248	18,917	18,570	18,262	18,163	17,545	17,180	16,997	17,150	16,754	15,664	15,947	16,322	15,696	15,095	14,880	14,441	13,321	14,424	15,060	14,948	14,686	14,376	14,175	14,047	14,035	13,903	13,275	13,700	13,374	13,120	12,875	12,235	12,836	12,651	13,235	13,224	12,938	12,654	12,614	12,399	12,408	12,567	12,901	12,529	12,423	12,205	12,033	11,909	11,844	11,680	11,641	11,509	11,403	11,398	11,103	10,970	10,835	10,699	10,851	10,852	10,848	10,587	10,495	10,382	10,342	9,903	9,883	10,128	10,239	10,231	9,738	9,857	10,234	10,079	10,243	10,174	10,130	10,208	9,904	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 2,265,084	2,313,314	2,225,518	2,260,237	2,219,901	2,175,730	2,140,105	2,087,263	2,013,699	2,085,892	2,038,998	1,986,580	1,968,891	1,888,498	1,760,165	1,794,125	1,866,491	1,889,368	1,854,146	1,785,892	1,789,018	1,768,172	1,713,031	1,756,921	1,673,249	1,736,407	1,656,497	1,587,601	1,711,777	1,775,282	1,666,780	1,765,286	1,758,813	1,886,128	1,865,302	1,908,095	1,986,908	1,936,810	1,942,587	1,864,418	1,924,797	1,891,726	1,856,954	1,826,242	1,816,257	1,754,530	1,717,967	1,699,664	1,714,971	1,675,398	1,566,373	1,594,666	1,632,236	1,569,609	1,509,521	1,488,016	1,444,060	1,332,126	1,442,416	1,505,955	1,494,800	1,468,614	1,437,597	1,417,468	1,404,691	1,403,483	1,390,271	1,327,470	1,369,978	1,337,352	1,311,978	1,287,474	1,223,451	1,283,555	1,265,066	1,323,528	1,322,418	1,293,793	1,265,418	1,261,380	1,239,925	1,240,760	1,256,698	1,290,120	1,252,853	1,242,285	1,220,453	1,203,326	1,190,856	1,184,431	1,168,010	1,164,119	1,150,858	1,140,311	1,139,753	1,110,316	1,096,972	1,083,511	1,069,860	1,085,055	1,085,186	1,084,769	1,058,672	1,049,498	1,038,205	1,034,211	990,270	988,266	1,012,848	1,023,860	1,023,116	973,766	985,733	1,023,368	1,007,895	1,024,259	1,017,389	1,013,012	1,020,802	990,376	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,143,177	1,162,197	1,150,038	1,179,283	1,163,702	1,147,217	1,121,033	1,110,519	1,092,006	1,120,303	1,110,053	1,125,961	1,129,061	1,087,435	1,040,323	1,057,004	1,084,564	1,091,536	1,092,298	1,096,208	1,108,275	1,101,599	1,074,309	1,102,823	1,069,908	1,074,756	1,036,633	1,050,236	1,097,662	1,129,580	1,102,638	1,120,212	1,113,035	1,156,939	1,189,999	1,203,425	1,229,922	1,233,078	1,229,440	1,229,779	1,240,520	1,242,886	1,229,143	1,220,567	1,216,592	1,207,057	1,222,319	1,240,229	1,249,185	1,247,466	1,235,345	1,240,886	1,241,566	1,251,670	1,233,249	1,225,529	1,219,849	1,198,544	1,205,639	1,184,323	1,161,961	1,162,772	1,163,364	1,159,870	1,166,081	1,136,629	1,134,134	1,120,068	1,100,532	1,100,250	1,079,522	1,080,147	1,068,797	1,049,516	1,043,288	1,051,599	1,058,414	1,051,647	1,051,397	1,052,692	1,045,232	1,053,065	1,046,354	1,056,368	1,068,676	1,063,794	1,065,161	1,064,544	1,069,639	1,060,130	1,055,587	1,056,651	1,048,580	1,040,550	1,041,096	1,034,145	1,032,120	1,030,666	1,055,636	1,063,773	1,064,396	1,065,615	1,058,920	1,040,229	1,039,963	1,035,986	1,026,567	1,019,336	1,005,500	1,008,759	1,011,431	1,011,264	1,004,469	1,005,914	998,970	1,009,982	1,012,420	1,016,066	1,011,370	1,020,969	1,000,000
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 22,651	23,133	22,255	22,602	22,199	21,757	21,401	20,873	20,137	20,859	20,390	19,866	19,689	18,885	17,602	17,941	18,665	18,894	18,541	17,859	17,890	17,682	17,130	17,569	16,732	17,364	16,565	15,876	17,118	17,753	16,668	17,653	17,588	18,861	18,653	19,081	19,869	19,368	19,426	18,644	19,248	18,917	18,570	18,262	18,163	17,545	17,180	16,997	17,150	16,754	15,664	15,947	16,322	15,696	15,095	14,880	14,441	13,321	14,424	15,060	14,948	14,686	14,376	14,175	14,047	14,035	13,903	13,275	13,700	13,374	13,120	12,875	12,235	12,836	12,651	13,235	13,224	12,938	12,654	12,614	12,399	12,408	12,567	12,901	12,529	12,423	12,205	12,033	11,909	11,844	11,680	11,641	11,509	11,403	11,398	11,103	10,970	10,835	10,699	10,851	10,852	10,848	10,587	10,495	10,382	10,342	9,903	9,883	10,128	10,239	10,231	9,738	9,857	10,234	10,079	10,243	10,174	10,130	10,208	9,904	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 11,325,418	11,566,571	11,127,590	11,301,184	11,099,506	10,878,648	10,700,525	10,436,317	10,068,494	10,429,459	10,194,991	9,932,901	9,844,457	9,442,491	8,800,825	8,970,624	9,332,457	9,446,838	9,270,730	8,929,459	8,945,090	8,840,862	8,565,154	8,784,607	8,366,245	8,682,037	8,282,484	7,938,007	8,558,884	8,876,408	8,333,900	8,826,428	8,794,067	9,430,638	9,326,508	9,540,476	9,934,538	9,684,049	9,712,935	9,322,090	9,623,984	9,458,631	9,284,770	9,131,208	9,081,284	8,772,651	8,589,836	8,498,320	8,574,854	8,376,989	7,831,865	7,973,331	8,161,179	7,848,045	7,547,606	7,440,082	7,220,302	6,660,631	7,212,078	7,529,775	7,474,000	7,343,070	7,187,984	7,087,339	7,023,455	7,017,416	6,951,357	6,637,350	6,849,891	6,686,759	6,559,892	6,437,369	6,117,257	6,417,776	6,325,332	6,617,640	6,612,090	6,468,964	6,327,090	6,306,902	6,199,624	6,203,798	6,283,490	6,450,599	6,264,265	6,211,424	6,102,264	6,016,630	5,954,278	5,922,153	5,840,048	5,820,594	5,754,290	5,701,557	5,698,764	5,551,581	5,484,859	5,417,553	5,349,298	5,425,275	5,425,931	5,423,843	5,293,361	5,247,489	5,191,023	5,171,056	4,951,350	4,941,329	5,064,238	5,119,300	5,115,578	4,868,831	4,928,667	5,116,838	5,039,476	5,121,295	5,086,947	5,065,062	5,104,012	4,951,881	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,715,887	5,810,987	5,750,191	5,896,416	5,818,510	5,736,083	5,605,163	5,552,595	5,460,030	5,601,515	5,550,265	5,629,804	5,645,307	5,437,177	5,201,615	5,285,019	5,422,822	5,457,682	5,461,489	5,481,038	5,541,376	5,507,994	5,371,544	5,514,113	5,349,540	5,373,780	5,183,165	5,251,180	5,488,311	5,647,901	5,513,188	5,601,058	5,565,176	5,784,693	5,949,995	6,017,124	6,149,612	6,165,388	6,147,201	6,148,896	6,202,598	6,214,430	6,145,714	6,102,836	6,082,962	6,035,284	6,111,597	6,201,145	6,245,927	6,237,332	6,176,725	6,204,429	6,207,832	6,258,348	6,166,243	6,127,644	6,099,247	5,992,719	6,028,194	5,921,613	5,809,806	5,813,858	5,816,820	5,799,352	5,830,404	5,683,144	5,670,671	5,600,341	5,502,660	5,501,252	5,397,608	5,400,737	5,343,987	5,247,582	5,216,442	5,257,993	5,292,071	5,258,237	5,256,987	5,263,461	5,226,162	5,265,323	5,231,772	5,281,841	5,343,380	5,318,968	5,325,804	5,322,721	5,348,193	5,300,648	5,277,936	5,283,253	5,242,898	5,202,748	5,205,478	5,170,726	5,160,600	5,153,332	5,278,180	5,318,864	5,321,982	5,328,074	5,294,601	5,201,147	5,199,814	5,179,931	5,132,837	5,096,682	5,027,498	5,043,797	5,057,157	5,056,318	5,022,345	5,029,568	4,994,848	5,049,910	5,062,101	5,080,330	5,056,848	5,104,846	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,143,177	1,162,197	1,150,038	1,179,283	1,163,702	1,147,217	1,121,033	1,110,519	1,092,006	1,120,303	1,110,053	1,125,961	1,129,061	1,087,435	1,040,323	1,057,004	1,084,564	1,091,536	1,092,298	1,096,208	1,108,275	1,101,599	1,074,309	1,102,823	1,069,908	1,074,756	1,036,633	1,050,236	1,097,662	1,129,580	1,102,638	1,120,212	1,113,035	1,156,939	1,189,999	1,203,425	1,229,922	1,233,078	1,229,440	1,229,779	1,240,520	1,242,886	1,229,143	1,220,567	1,216,592	1,207,057	1,222,319	1,240,229	1,249,185	1,247,466	1,235,345	1,240,886	1,241,566	1,251,670	1,233,249	1,225,529	1,219,849	1,198,544	1,205,639	1,184,323	1,161,961	1,162,772	1,163,364	1,159,870	1,166,081	1,136,629	1,134,134	1,120,068	1,100,532	1,100,250	1,079,522	1,080,147	1,068,797	1,049,516	1,043,288	1,051,599	1,058,414	1,051,647	1,051,397	1,052,692	1,045,232	1,053,065	1,046,354	1,056,368	1,068,676	1,063,794	1,065,161	1,064,544	1,069,639	1,060,130	1,055,587	1,056,651	1,048,580	1,040,550	1,041,096	1,034,145	1,032,120	1,030,666	1,055,636	1,063,773	1,064,396	1,065,615	1,058,920	1,040,229	1,039,963	1,035,986	1,026,567	1,019,336	1,005,500	1,008,759	1,011,431	1,011,264	1,004,469	1,005,914	998,970	1,009,982	1,012,420	1,016,066	1,011,370	1,020,969	1,000,000
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Account Value	$ 27,403	28,641	27,198	27,647	27,200	26,336	25,243	24,889	24,037	25,044	24,261	23,587	23,299	22,397	20,871	21,212	22,159	22,573	22,061	20,771	21,433	21,001	20,688	21,338	20,825	21,554	20,240	18,296	19,955	20,647	19,431	20,745	20,574	21,493	20,801	21,305	22,102	20,756	21,136	19,856	20,762	20,408	19,905	19,924	19,606	18,854	17,731	17,437	17,847	17,516	15,977	16,345	16,610	15,800	15,118	15,116	14,530	13,146	14,803	16,204	16,228	15,824	15,511	15,507	15,202	15,167	14,949	14,028	14,772	14,326	14,031	13,476	12,725	13,881	13,399	14,094	13,859	13,578	13,021	12,890	12,712	12,761	12,907	13,711	13,247	13,043	12,494	12,276	12,040	12,085	11,924	11,953	11,768	11,677	11,703	11,296	11,225	10,993	10,724	10,964	10,991	11,087	10,885	10,513	10,373	10,374	9,746	9,657	9,742	9,795	9,807	9,152	9,299	9,805	9,658	9,929	9,925	9,861	10,087	9,689	10,000
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Account Value	$ 27,403	28,641	27,198	27,647	27,200	26,336	25,243	24,889	24,037	25,044	24,261	23,587	23,299	22,397	20,871	21,212	22,159	22,573	22,061	20,771	21,433	21,001	20,688	21,338	20,825	21,554	20,240	18,296	19,955	20,647	19,431	20,745	20,574	21,493	20,801	21,305	22,102	20,756	21,136	19,856	20,762	20,408	19,905	19,924	19,606	18,854	17,731	17,437	17,847	17,516	15,977	16,345	16,610	15,800	15,118	15,116	14,530	13,146	14,803	16,204	16,228	15,824	15,511	15,507	15,202	15,167	14,949	14,028	14,772	14,326	14,031	13,476	12,725	13,881	13,399	14,094	13,859	13,578	13,021	12,890	12,712	12,761	12,907	13,711	13,247	13,043	12,494	12,276	12,040	12,085	11,924	11,953	11,768	11,677	11,703	11,296	11,225	10,993	10,724	10,964	10,991	11,087	10,885	10,513	10,373	10,374	9,746	9,657	9,742	9,795	9,807	9,152	9,299	9,805	9,658	9,929	9,925	9,861	10,087	9,689	10,000
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Account Value	$ 2,740,271	2,864,075	2,719,808	2,764,747	2,720,019	2,633,603	2,524,279	2,488,894	2,403,674	2,504,371	2,426,066	2,358,744	2,329,918	2,239,661	2,087,063	2,121,208	2,215,899	2,257,279	2,206,108	2,077,110	2,143,283	2,100,075	2,068,848	2,133,846	2,082,504	2,155,400	2,023,972	1,829,638	1,995,485	2,064,709	1,943,130	2,074,482	2,057,436	2,149,336	2,080,095	2,130,539	2,210,151	2,075,644	2,113,582	1,985,555	2,076,158	2,040,793	1,990,519	1,992,443	1,960,646	1,885,392	1,773,081	1,743,679	1,784,667	1,751,648	1,597,712	1,634,530	1,660,957	1,580,021	1,511,805	1,511,607	1,452,970	1,314,631	1,480,263	1,620,353	1,622,811	1,582,393	1,551,094	1,550,677	1,520,231	1,516,709	1,494,913	1,402,836	1,477,222	1,432,572	1,403,052	1,347,550	1,272,469	1,388,129	1,339,858	1,409,362	1,385,878	1,357,769	1,302,142	1,288,966	1,271,248	1,276,128	1,290,654	1,371,076	1,324,705	1,304,338	1,249,382	1,227,633	1,203,956	1,208,547	1,192,421	1,195,273	1,176,840	1,167,660	1,170,326	1,129,586	1,122,464	1,099,312	1,072,435	1,096,432	1,099,089	1,108,672	1,088,514	1,051,292	1,037,292	1,037,448	974,560	965,735	974,166	979,538	980,690	915,242	929,892	980,542	965,806	992,917	992,519	986,092	1,008,688	968,884	1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,715,222	4,673,964	4,389,274	4,403,847	4,282,521	4,195,145	4,267,741	3,998,140	3,772,310	3,939,403	3,871,252	3,623,998	3,535,809	3,385,876	3,053,059	3,097,155	3,275,277	3,304,952	3,197,237	2,992,588	2,862,136	2,834,174	2,652,836	2,684,721	2,478,172	2,683,621	2,566,666	2,424,932	2,686,059	2,817,300	2,515,400	2,731,788	2,796,807	3,180,943	3,061,197	3,196,984	3,497,125	3,424,717	3,403,905	3,132,575	3,318,426	3,198,826	3,096,768	2,913,953	2,954,822	2,766,587	2,719,859	2,720,489	2,740,768	2,620,259	2,376,885	2,460,447	2,581,926	2,340,414	2,173,209	2,082,526	1,951,512	1,699,966	1,885,448	2,023,234	1,978,994	1,921,034	1,839,431	1,788,996	1,788,774	1,802,580	1,762,775	1,649,493	1,760,724	1,684,613	1,637,991	1,581,409	1,450,985	1,587,472	1,570,788	1,725,054	1,715,466	1,626,533	1,580,146	1,565,077	1,499,358	1,494,138	1,536,267	1,577,634	1,473,287	1,461,906	1,418,803	1,365,879	1,348,348	1,324,076	1,289,794	1,293,201	1,260,426	1,232,245	1,218,155	1,169,576	1,131,448	1,117,613	1,093,813	1,120,117	1,116,035	1,121,607	1,071,051	1,075,274	1,054,791	1,064,512	997,256	997,681	1,056,673	1,072,410	1,069,408	984,626	1,009,602	1,074,878	1,039,623	1,058,266	1,043,577	1,038,376	1,050,322	984,687	1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
EATON VANCE Index: Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
EATON VANCE Index: Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
EATON VANCE Index: Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,257,990	2,423,756	2,278,269	2,303,622	2,272,086	2,212,729	2,105,112	2,125,102	2,059,806	2,151,718	2,049,266	1,976,358	1,974,314	1,870,692	1,739,450	1,803,066	1,875,438	1,927,473	1,861,996	1,746,014	1,816,055	1,789,099	1,797,376	1,863,066	1,771,278	1,845,680	1,737,125	1,575,580	1,727,017	1,780,055	1,669,356	1,829,174	1,794,294	1,901,548	1,849,343	1,871,055	1,915,679	1,801,998	1,867,820	1,777,560	1,841,664	1,805,852	1,791,533	1,812,287	1,770,945	1,702,846	1,608,212	1,516,562	1,530,579	1,474,064	1,299,291	1,316,595	1,349,749	1,296,153	1,246,861	1,255,192	1,213,604	1,090,957	1,315,824	1,456,921	1,488,953	1,449,090	1,405,633	1,386,256	1,338,502	1,379,053	1,367,716	1,276,111	1,363,799	1,317,081	1,308,760	1,268,238	1,176,654	1,301,644	1,263,910	1,332,931	1,330,292	1,310,917	1,261,007	1,257,892	1,250,469	1,246,354	1,268,671	1,332,290	1,282,698	1,264,244	1,226,681	1,217,839	1,182,807	1,196,747	1,181,050	1,162,053	1,163,194	1,165,381	1,177,374	1,136,534	1,128,495	1,100,979	1,041,494	1,057,867	1,060,076	1,051,965	1,022,282	1,013,518	998,017	977,483	911,802	912,032	961,727	982,864	979,117	910,423	938,764	998,214	993,856	1,014,105	1,002,063	992,781	1,006,482	960,027	1,000,000
EATON VANCE Index: Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
EATON VANCE Index: Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 11,289,948	12,118,781	11,391,344	11,518,111	11,360,429	11,063,646	10,525,562	10,625,511	10,299,032	10,758,591	10,246,328	9,881,791	9,871,571	9,353,458	8,697,251	9,015,331	9,377,192	9,637,367	9,309,982	8,730,069	9,080,276	8,945,495	8,986,882	9,315,330	8,856,389	9,228,402	8,685,623	7,877,901	8,635,086	8,900,275	8,346,778	9,145,870	8,971,468	9,507,741	9,246,714	9,355,276	9,578,394	9,009,988	9,339,098	8,887,798	9,208,321	9,029,258	8,957,665	9,061,433	8,854,725	8,514,229	8,041,061	7,582,810	7,652,896	7,370,322	6,496,457	6,582,975	6,748,746	6,480,767	6,234,303	6,275,961	6,068,019	5,454,783	6,579,118	7,284,604	7,444,766	7,245,449	7,028,164	6,931,280	6,692,508	6,895,263	6,838,579	6,380,554	6,818,996	6,585,403	6,543,800	6,341,189	5,883,268	6,508,221	6,319,549	6,664,653	6,651,462	6,554,583	6,305,034	6,289,458	6,252,343	6,231,770	6,343,357	6,661,448	6,413,491	6,321,218	6,133,404	6,089,193	5,914,033	5,983,733	5,905,250	5,810,267	5,815,968	5,826,903	5,886,871	5,682,671	5,642,473	5,504,893	5,207,471	5,289,333	5,300,380	5,259,824	5,111,412	5,067,590	4,990,084	4,887,417	4,559,008	4,560,160	4,808,634	4,914,320	4,895,583	4,552,113	4,693,819	4,991,070	4,969,282	5,070,525	5,010,313	4,963,904	5,032,408	4,800,133	5,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,122,317	2,313,368	2,084,690	2,115,242	2,100,561	2,132,415	1,935,745	1,953,818	1,860,483	2,001,343	1,932,173	1,828,771	1,902,777	1,695,602	1,554,871	1,668,673	1,773,057	1,866,431	1,758,870	1,626,623	1,641,789	1,671,846	1,755,734	1,785,900	1,627,294	1,740,239	1,700,519	1,531,876	1,694,245	1,729,638	1,566,130	1,706,476	1,703,901	1,891,351	1,868,101	1,848,369	2,045,276	2,000,586	2,087,575	2,002,394	2,063,228	2,018,087	2,093,687	2,053,894	2,049,668	2,007,513	1,987,550	1,870,943	1,781,304	1,639,488	1,384,323	1,355,924	1,402,782	1,327,960	1,292,194	1,248,078	1,171,822	1,030,305	1,316,288	1,437,282	1,484,905	1,443,288	1,386,225	1,350,654	1,323,124	1,391,845	1,383,878	1,292,526	1,401,526	1,355,480	1,384,455	1,316,037	1,182,956	1,342,417	1,321,413	1,482,429	1,518,964	1,456,188	1,431,243	1,421,060	1,339,738	1,328,254	1,311,294	1,364,115	1,329,373	1,334,760	1,297,371	1,286,405	1,210,838	1,226,441	1,217,396	1,176,719	1,201,155	1,188,126	1,186,573	1,164,107	1,159,533	1,127,929	1,014,770	1,065,420	1,053,684	1,035,374	977,038	977,655	956,118	941,344	871,767	871,806	955,859	1,006,390	974,684	922,699	970,306	1,035,369	1,047,543	1,039,757	1,016,549	1,043,153	1,025,291	967,834	1,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	$ 23,134	$ 20,847	$ 21,152	$ 21,006	$ 21,324	$ 19,357	$ 19,538	$ 18,605	$ 20,013	$ 19,322	$ 18,288	$ 19,028	$ 16,956	$ 15,549	$ 16,687	$ 17,731	$ 18,664	$ 17,589	$ 16,266	$ 16,418	$ 16,718	$ 17,557	$ 17,859	$ 16,273	$ 17,402	$ 17,005	$ 15,319	$ 16,942	$ 17,296	$ 15,661	$ 17,065	$ 17,039	$ 18,914	$ 18,681	$ 18,484	$ 20,453	$ 20,006	$ 20,876	$ 20,024	$ 20,632	$ 20,181	$ 20,937	$ 20,539	$ 20,497	$ 20,075	$ 19,876	$ 18,709	$ 17,813	$ 16,395	$ 13,843	$ 13,559	$ 14,028	$ 13,280	$ 12,922	$ 12,481	$ 11,718	$ 10,303	$ 13,163	$ 14,373	$ 14,849	$ 14,433	$ 13,862	$ 13,507	$ 13,231	$ 13,918	$ 13,839	$ 12,925	$ 14,015	$ 13,555	$ 13,845	$ 13,160	$ 11,830	$ 13,424	$ 13,214	$ 14,824	$ 15,190	$ 14,562	$ 14,312	$ 14,211	$ 13,397	$ 13,283	$ 13,113	$ 13,641	$ 13,294	$ 13,348	$ 12,974	$ 12,864	$ 12,108	$ 12,264	$ 12,174	$ 11,767	$ 12,012	$ 11,881	$ 11,866	$ 11,641	$ 11,595	$ 11,279	$ 10,148	$ 10,654	$ 10,537	$ 10,354	$ 9,770	$ 9,777	$ 9,561	$ 9,413	$ 8,718	$ 8,718	$ 9,559	$ 10,064	$ 9,747	$ 9,227	$ 9,703	$ 10,354	$ 10,475	$ 10,398	$ 10,165	$ 10,432	$ 10,253	$ 9,678	$ 10,000